Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities:
Net (loss)/income	$ (751.1)	$ 98.3	$ 259.1
Reconciliation to net cash provided by operating activities:
Depreciation	202.0	97.5	93.6
Amortization	842.7	481.1	354.3
Provision for inventory reserve	113.8	62.5	44.4
Share-based compensation	133.6	48.8	39.8
Deferred income tax benefit	(275.0)	(221.0)	(126.9)
(Earnings)/ loss on equity method investments	(5.7)	(1.3)	4.5
Gain on sale of securities		(28.8)	(0.8)
Goodwill impairment	647.5
Loss on asset sales and impairment, net	60.8	58.7	76.3
Amortization of inventory step up	267.0	44.1	10.0
Loss on foreign exchange derivatives		70.4
Amortization of deferred financing costs	10.3	40.6
(Decrease) / increase in allowance for doubtful accounts	(0.3)	3.6	2.3
Accretion of preferred stock and contingent payment consideration	11.4	21.5	14.6
Contingent consideration fair value adjustment	148.6	(19.5)
Excess tax benefit from stock-based compensation	(69.0)	(13.7)	(14.6)
Impact of assets held for sale	42.7
Other, net	(2.2)	3.3	(0.2)
Changes in assets and liabilities (net of effects of acquisitions):
Decrease / (increase) in accounts receivable, net	19.1	371.1	(590.9)
Decrease / (increase) in inventories	(213.1)	(50.3)	(292.2)
Decrease / (increase) in prepaid expenses and other current assets	49.9	(41.6)	43.5
Increase / (decrease) in accounts payable and accrued expenses	(20.4)	(222.7)	671.8
Increase / (decrease) in deferred revenue	28.2	(14.9)	(8.7)
Increase / (decrease) in income and other taxes payable	7.4	(130.6)	85.5
Increase / (decrease) in other assets and liabilities	(34.7)	8.7	(33.4)
Total adjustments	1,964.6	567.5	372.9
Net cash provided by operating activities	1,213.5	665.8	632.0
Cash Flows From Investing Activities:
Additions to property, plant and equipment	(177.9)	(137.5)	(126.7)
Additions to product rights and other intangibles	(130.0)	(9.0)	(18.7)
Additions to marketable securities and other investments		(5.2)	(13.6)
Proceeds from sales of property, plant and equipment	7.1	8.0	6.7
Proceeds from sales of marketable securities and other investments	33.2	58.9	6.1
Proceeds from sales of divested products	4.5	232.5
Acquisition of business, net of cash acquired	(15.1)	(5,742.8)	(575.1)
Investment in foreign exchange derivative		(156.7)
Other investing activities, net	2.9	2.8	2.3
Net cash (used in) investing activities	(275.3)	(5,749.0)	(719.0)
Cash Flows From Financing Activities:
Proceeds from issuance of long-term debt	1,882.3	5,665.5
Proceeds from borrowings on revolving credit facility	555.0	375.0	400.0
Debt issuance costs	(7.4)	(77.8)
Principal payments on debt, including the revolving credit facility	(3,229.5)	(679.7)	(428.8)
Proceeds from stock plans	48.0	18.8	54.9
Payment of contingent consideration	(4.3)	(105.3)	(4.5)
Repurchase of ordinary shares	(170.0)	(16.1)	(14.2)
Acquisition of noncontrolling interest	(10.4)	(4.5)	(5.6)
Excess tax benefit from stock-based compensation	69.0	13.7	14.6
Net cash (used in) provided by financing activities	(867.3)	5,189.6	16.4
Effect of currency exchange rate changes on cash and cash equivalents	(23.9)	3.3	(2.9)
Less: Cash held for sale	(37.0)
Net increase / (decrease) in cash and cash equivalents	10.0	109.7	(73.5)
Cash and cash equivalents at beginning of period	319.0	209.3	282.8
Cash and cash equivalents at end of period	329.0	319.0	209.3
Cash paid during the year for:
Interest	226.5	56.7	48.9
Income taxes, net of refunds	380.1	489.0	223.4
Schedule of Non-Cash Investing Activities:
Acquisition of Warner Chilcott net assets	5,654.4
Warner Chilcott [Member]
Reconciliation to net cash provided by operating activities:
Share-based compensation	45.4
Schedule of Non-Cash Financing Activities:
Shares issued in connection with Acquisition	5,833.9
Actavis Group [Member]
Schedule of Non-Cash Financing Activities:
Shares issued in connection with Acquisition	$ 486.3